ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
                      SUPPLEMENT DATED SEPTEMBER 21, 2007,
            TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
       DATED MAY 1, 2007, AS SUPPLEMENTED JUNE 20, 2007, AND JUNE 27, 2007


              THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED
            IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                  AND SHOULD BE ATTACHED TO THE PROSPECTUS AND
              STATEMENT OF ADDITIONAL INFORMATION AND RETAINED FOR
                               FUTURE REFERENCE.

EFFECTIVE SEPTEMBER 21, 2007, A "REORGANIZATION" WAS COMPLETED WHEREBY EACH OF THE PERMITTED UNDERLYING FUNDS IDENTIFIED AS AN ACQUIRING FUND IN THE FOLLOWING TABLE HAS ACQUIRED ALL OF THE ASSETS AND ASSUMED ALL OF THE LIABILITIES OF ITS CORRESPONDING ACQUIRED FUND, EACH OF WHICH IS ALSO A PERMITTED UNDERLYING FUND, IN EXCHANGE FOR SHARES OF THE ACQUIRING FUND. SHARES OF EACH ACQUIRING FUND HAVE BEEN DISTRIBUTED PROPORTIONATELY TO THE SHAREHOLDERS OF THE CORRESPONDING ACQUIRED FUND, INCLUDING THE AZL FUSIONPORTFOLIOSSM, IN COMPLETE LIQUIDATION OF THE ACQUIRED FUND AND THE ASSUMPTION OF THE ACQUIRED FUND'S LIABILITIES.


---------------------------------------------------------- ---------------------------------------------------
                     ACQUIRED FUNDS                                         ACQUIRING FUNDS
---------------------------------------------------------- ---------------------------------------------------
               AZLSM AIM Basic Value Fund                            AZLSM Van Kampen Comstock Fund
---------------------------------------------------------- ---------------------------------------------------
               AZLSM OCC Renaissance Fund                                 AZLSM OCC Value Fund
---------------------------------------------------------- ---------------------------------------------------
         AZLSM Van Kampen Aggressive Growth Fund                  AZLSM Van Kampen Mid Cap Growth Fund
---------------------------------------------------------- ---------------------------------------------------
        AZLSM Van Kampen Strategic Growth Fund                AZLSM Dreyfus Founders Equity Growth Fund
---------------------------------------------------------- ---------------------------------------------------

As a result of the Reorganizations, all information and references to the Acquired Funds are hereby deleted from the prospectus and Statement of Additional Information.


                                                                    FOF-003-0507